Shareholders' Equity (Schedule Of Accumulated Other Comprehensive Income (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance at beginning of period	$ (148,389)
Current - period other comprehensive income	(10,411)	(50,244)	29,066
Balance at end of period	(158,821)	(148,389)
Total Accumulated Other Comprehensive Income (Loss) [Member]
Balance at beginning of period	(148,389)	(98,664)	(127,789)
Current - period other comprehensive income	(10,432)	(49,725)	29,125
Balance at end of period	(158,821)	(148,389)	(98,664)
Foreign Currency Translation [Member]
Balance at beginning of period	(148,342)	(98,035)	(128,021)
Current - period other comprehensive income	(8,125)	(50,307)	29,986
Balance at end of period	(156,467)	(148,342)	(98,035)
Unrealized Results On Cash Flow Hedges [Member]
Balance at beginning of period	(47)	(629)	232
Current - period other comprehensive income	(1,094)	582	(861)
Balance at end of period	(1,141)	(47)	(629)
Unrecognized Prior Service Cost Of Post-employment benefits [Member]
Current - period other comprehensive income	(1,213)
Balance at end of period	$ (1,213)